Interest bearing loans and borrowings - Summary Of Movements In The Carrying Value Of The Embedded Derivative (Detail) £ in Thousands	6 Months Ended
Jun. 30, 2020 GBP (£)
Reconciliation of nominal amount of credit derivative [abstract]
At the beginning of the year/period	£ 0
Arising during the year/period	11,913
Movement during the year/period	0
Fair value movements recorded in profit or loss (recognised within ‘FV changes on derivative financial instruments held at FVTPL')	63,158
Reclassified to equity	(75,071)
At the end of the year/period	£ 0